Financial instruments - Schedule of financial liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Financial liabilities at fair value through profit or loss
Disclosure of financial liabilities [line items]
Current liabilities	$ 3,013	$ 0
Total	0	0
Financial liabilities measured at amortized cost
Disclosure of financial liabilities [line items]
Current liabilities	62,247	16,152
Total	3,316	38,460
Accounts payable | Financial liabilities at fair value through profit or loss
Disclosure of financial liabilities [line items]
Current liabilities	0	0
Accounts payable | Financial liabilities measured at amortized cost
Disclosure of financial liabilities [line items]
Current liabilities	15,891	2,889
Accrued expenses | Financial liabilities at fair value through profit or loss
Disclosure of financial liabilities [line items]
Current liabilities	0	0
Accrued expenses | Financial liabilities measured at amortized cost
Disclosure of financial liabilities [line items]
Current liabilities	6,615	12,101
Current lease liabilities | Financial liabilities at fair value through profit or loss
Disclosure of financial liabilities [line items]
Current liabilities	0	0
Current lease liabilities | Financial liabilities measured at amortized cost
Disclosure of financial liabilities [line items]
Current liabilities	1,024	1,162
Current portion of borrowings with related party | Financial liabilities at fair value through profit or loss
Disclosure of financial liabilities [line items]
Current liabilities	0
Current portion of borrowings with related party | Financial liabilities measured at amortized cost
Disclosure of financial liabilities [line items]
Current liabilities	36,862
Other current liabilities | Financial liabilities at fair value through profit or loss
Disclosure of financial liabilities [line items]
Current liabilities	0
Other current liabilities | Financial liabilities measured at amortized cost
Disclosure of financial liabilities [line items]
Current liabilities	1,855
Financial liabilities at fair value through profit or loss | Financial liabilities at fair value through profit or loss
Disclosure of financial liabilities [line items]
Current liabilities	3,013
Financial liabilities at fair value through profit or loss | Financial liabilities measured at amortized cost
Disclosure of financial liabilities [line items]
Current liabilities	0
Non-current lease liabilities | Financial liabilities at fair value through profit or loss
Disclosure of financial liabilities [line items]
Non-current liabilities	0	0
Non-current lease liabilities | Financial liabilities measured at amortized cost
Disclosure of financial liabilities [line items]
Non-current liabilities	$ 3,316	3,510
Long-term borrowings with related party | Financial liabilities at fair value through profit or loss
Disclosure of financial liabilities [line items]
Non-current liabilities		0
Long-term borrowings with related party | Financial liabilities measured at amortized cost
Disclosure of financial liabilities [line items]
Non-current liabilities		34,014
Other non-current liabilities | Financial liabilities at fair value through profit or loss
Disclosure of financial liabilities [line items]
Non-current liabilities		0
Other non-current liabilities | Financial liabilities measured at amortized cost
Disclosure of financial liabilities [line items]
Non-current liabilities		$ 936